INVENTORY	12 Months Ended
Dec. 31, 2013
INVENTORY
INVENTORY

9.          INVENTORY

December 31,	2013	2012
(millions of Canadian dollars)
Natural gas	527	448
Other commodities	588	331
	1,115	779

Commodity costs on the Consolidated Statements of Earnings included non-cash charges of $4 million (2012 - $10 million; 2011 - $9 million) for the year ended December 31, 2013 to reduce the cost basis of inventory to market value.